Income Taxes (Details) (USD $)	3 Months Ended			12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Contingency [Line Items]
Other Information Pertaining To Income Taxes, Monetary					$ 95,000,000
Reduction In Tax Expense Refund Claim						237,000,000
Income, United States				4,270,000,000	3,658,000,000	2,595,000,000
Income, Foreign				4,617,000,000	4,654,000,000	4,316,000,000
Income from continuing operations before income taxes				8,887,000,000	8,312,000,000	6,911,000,000
Undistributed Earnings of Foreign Subsidiaries	28,000,000,000			28,000,000,000
Current Tax Provision, Federal				349,000,000	616,000,000	403,000,000
Current Tax Provision, State				47,000,000	55,000,000	9,000,000
Current Tax Provision, Foreign				1,492,000,000	1,325,000,000	1,179,000,000
Current Income Tax Expense Benefit				1,888,000,000	1,996,000,000	1,591,000,000
Future Tax Provision, Federal				408,000,000	262,000,000	335,000,000
Future Tax Provision, State				(39,000,000)	36,000,000	111,000,000
Future Tax Provision, Foreign				7,000,000	(56,000,000)	(326,000,000)
Deferred income tax provision				376,000,000	242,000,000	120,000,000
Income tax expense				2,264,000,000	2,238,000,000	1,711,000,000
Attributable to items credited (charged) to equity and goodwill				1,535,000,000	(1,661,000,000)	297,000,000
Statutory U.S. federal income tax rate				35.00%	35.00%	35.00%
Tax on international activities				(3.40%)	(5.80%)	(6.40%)
Tax audit settlements				(4.20%)	(0.40%)	(3.40%)
Other				(1.90%)	(1.90%)	(0.40%)
Effective income tax rate				25.50%	26.90%	24.80%
Tax Adjustments Settlements And Unusual Provisions					35,000,000	203,000,000
Valuation Allowances and Reserves, Adjustments						225,000,000
Income Tax Credits and Adjustments					24,000,000
Tax Settlement Interest Gain (Loss)		23,000,000	21,000,000
Tax Settlement Interest Gain (Loss) Noncash	93,000,000
Tax Settlement Gain (Loss) Noncash		141,000,000	274,000,000
Resolution of disputed tax matters Tax Years 2004 – 2005 [Member]
Income Tax Contingency [Line Items]
Other Information Pertaining To Income Taxes, Monetary						34,000,000
2009 - 2010 Tax Years [Member]
Income Tax Contingency [Line Items]
Other Information Pertaining To Income Taxes, Monetary				213,000,000
2006 - 2008 Tax Years [Member]
Income Tax Contingency [Line Items]
Other Information Pertaining To Income Taxes, Monetary				84,000,000
2010 - 2012 Tax Years [Member]
Income Tax Contingency [Line Items]
Other Information Pertaining To Income Taxes, Monetary				40,000,000
Canada Revenue Agency’s Examination Research Credit 2006-2012 [Member]
Income Tax Contingency [Line Items]
Other Information Pertaining To Income Taxes, Monetary				34,000,000
Dividend Repatriation [Member]
Income Tax Contingency [Line Items]
Other Information Pertaining To Income Taxes, Monetary				175,000,000
1998 Reorganization Otis Germany [Member]
Income Tax Contingency [Line Items]
Other Information Pertaining To Income Taxes, Monetary				265,000,000
Internal Revenue Service (IRS) [Member] | Tax Year 2005 [Member] [Domain]
Income Tax Contingency [Line Items]
Tax Adjustments Settlements And Unusual Provisions					34,000,000
Internal Revenue Service (IRS) [Member] | Tax Years 2001 and 2002 [Domain]
Income Tax Contingency [Line Items]
Tax Adjustments Settlements And Unusual Provisions					25,000,000
Tax Settlement Interest Gain (Loss)					12,000,000
Internal Revenue Service (IRS) [Member] | 2009 - 2010 Tax Years [Member]
Income Tax Contingency [Line Items]
Tax Adjustments Settlements And Unusual Provisions					24,000,000
Tax Settlement Interest Gain (Loss)					$ 2,000,000